Fair Value of Financial Instruments - Schedule of Embedded Conversion Options (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Embedded Conversion Options [Abstract]
Derivative liability as of December 31, 2024
Value of derivative upon exchange on 2025 Convertible Notes	1,605,939
Value of derivative upon issuance of White Lion Notes	171,561
Value of derivative settled upon conversion of notes	(3,440,412)
Change in fair value of derivative liability	2,070,278
Derivative liability as of December 31, 2025	$ 407,366